JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.	60	4,091
Automobile Components — 0.6%
LCI Industries	20	2,519
Banks — 5.0%
Commerce Bancshares, Inc.	76	4,061
Cullen/Frost Bankers, Inc.	40	4,523
First Interstate BancSystem, Inc., Class A	136	3,690
ServisFirst Bancshares, Inc.	52	3,420
Wintrust Financial Corp.	50	5,269
		20,963
Building Products — 4.2%
Fortune Brands Innovations, Inc.	55	4,678
Hayward Holdings, Inc. *	311	4,753
Lennox International, Inc.	7	3,459
Simpson Manufacturing Co., Inc.	21	4,381
		17,271
Capital Markets — 8.0%
AssetMark Financial Holdings, Inc. *	80	2,838
Cboe Global Markets, Inc.	26	4,809
Evercore, Inc., Class A	23	4,493
FactSet Research Systems, Inc.	8	3,652
LPL Financial Holdings, Inc.	15	4,041
MarketAxess Holdings, Inc.	20	4,406
Moelis & Co., Class A	30	1,667
Morningstar, Inc.	11	3,331
StepStone Group, Inc., Class A	116	4,131
		33,368
Chemicals — 1.8%
Axalta Coating Systems Ltd. *	140	4,818
Perimeter Solutions SA *	365	2,706
		7,524
Commercial Services & Supplies — 6.3%
Driven Brands Holdings, Inc. *	255	4,024
MSA Safety, Inc.	34	6,628
RB Global, Inc. (Canada)	52	3,929
Stericycle, Inc. *	84	4,442
Waste Connections, Inc.	42	7,199
		26,222
Construction & Engineering — 1.7%
WillScot Mobile Mini Holdings Corp. *	154	7,140
Consumer Staples Distribution & Retail — 4.1%
BJ's Wholesale Club Holdings, Inc. *	80	6,074

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Casey's General Stores, Inc.	15	4,753
Performance Food Group Co. *	82	6,131
		16,958
Containers & Packaging — 2.0%
AptarGroup, Inc.	32	4,537
Crown Holdings, Inc.	48	3,832
		8,369
Distributors — 2.6%
LKQ Corp.	82	4,378
Pool Corp.	16	6,434
		10,812
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	43	4,831
Electrical Equipment — 0.6%
Shoals Technologies Group, Inc., Class A *	227	2,537
Electronic Equipment, Instruments & Components — 1.2%
Cognex Corp.	116	4,915
Energy Equipment & Services — 0.5%
Cactus, Inc., Class A	38	1,898
Financial Services — 2.6%
Jack Henry & Associates, Inc.	31	5,367
WEX, Inc. *	22	5,350
		10,717
Food Products — 1.2%
Lamb Weston Holdings, Inc.	48	5,129
Gas Utilities — 1.2%
Atmos Energy Corp.	43	5,054
Ground Transportation — 1.8%
Knight-Swift Transportation Holdings, Inc.	66	3,647
Landstar System, Inc.	21	3,944
		7,591
Health Care Equipment & Supplies — 3.6%
Envista Holdings Corp. *	183	3,911
ICU Medical, Inc. *	29	3,171
QuidelOrtho Corp. *	50	2,411
STERIS plc	24	5,321
		14,814
Health Care Providers & Services — 4.5%
Chemed Corp.	7	4,611
Encompass Health Corp.	70	5,760

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
HealthEquity, Inc. *	44	3,612
Molina Healthcare, Inc. *	12	4,901
		18,884
Health Care Technology — 0.7%
Certara, Inc. *	171	3,060
Hotel & Resort REITs — 1.0%
Ryman Hospitality Properties, Inc.	34	3,952
Hotels, Restaurants & Leisure — 3.2%
Planet Fitness, Inc., Class A *	66	4,152
Vail Resorts, Inc.	22	4,929
Wendy's Co. (The)	215	4,041
		13,122
Household Products — 0.8%
Reynolds Consumer Products, Inc.	110	3,140
Industrial REITs — 1.0%
EastGroup Properties, Inc.	22	4,041
Insurance — 2.7%
Brown & Brown, Inc.	51	4,450
Kinsale Capital Group, Inc.	5	2,871
RLI Corp.	26	3,854
		11,175
Leisure Products — 1.2%
Brunswick Corp.	51	4,873
Life Sciences Tools & Services — 1.0%
West Pharmaceutical Services, Inc.	11	4,301
Machinery — 6.7%
Hillman Solutions Corp. *	336	3,581
IDEX Corp.	15	3,737
Lincoln Electric Holdings, Inc.	18	4,577
Nordson Corp.	19	5,090
RBC Bearings, Inc. *	21	5,601
Toro Co. (The)	56	5,129
		27,715
Oil, Gas & Consumable Fuels — 2.0%
DT Midstream, Inc.	58	3,574
SM Energy Co.	98	4,864
		8,438
Professional Services — 5.4%
Broadridge Financial Solutions, Inc.	17	3,443
First Advantage Corp.	272	4,413
Paylocity Holding Corp. *	24	4,154

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
SS&C Technologies Holdings, Inc.	68	4,358
TransUnion	73	5,859
		22,227
Real Estate Management & Development — 1.1%
Cushman & Wakefield plc *	441	4,616
Residential REITs — 1.2%
Mid-America Apartment Communities, Inc.	37	4,875
Retail REITs — 1.0%
NNN REIT, Inc.	101	4,315
Semiconductors & Semiconductor Equipment — 4.3%
Allegro MicroSystems, Inc. (Japan) *	125	3,355
Entegris, Inc.	37	5,250
Power Integrations, Inc.	66	4,699
Teradyne, Inc.	39	4,442
		17,746
Software — 5.4%
Clearwater Analytics Holdings, Inc., Class A *	183	3,232
Guidewire Software, Inc. *	36	4,165
Manhattan Associates, Inc. *	16	3,967
nCino, Inc. *	100	3,741
Qualys, Inc. *	18	3,078
Tyler Technologies, Inc. *	10	4,392
		22,575
Specialized REITs — 1.1%
CubeSmart	102	4,597
Specialty Retail — 1.1%
Burlington Stores, Inc. *	19	4,401
Trading Companies & Distributors — 1.2%
Core & Main, Inc., Class A *	87	5,000
Total Common Stocks (Cost $326,432)		405,776
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $8,921)	8,918	8,922
Total Investments — 99.9% (Cost $335,353)		414,698
Other Assets Less Liabilities — 0.1%		251
NET ASSETS — 100.0%		414,949

Percentages indicated are based on net assets.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$414,698	$—	$—	$414,698

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$8,885	$129,461	$129,425	$— (c)	$1	$8,922	8,918	$400	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,028	3,306	6,334	—	—	—	—	16	—
Total	$11,913	$132,767	$135,759	$—(c )	$1	$8,922		$416	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
(c)	Amount rounds to less than one thousand.